Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Operations for the Reportable Segment

The following table presents the operations for the reportable segment during the years ended December 31, 2024, 2023 and 2022 (in thousands):

	2024	2023	2022
Revenue	10	-	-
Cost of revenue
Payroll and Employee benefits	17	-	-
Other cost of revenue	5	-	-
Total cost of revenue	22	-	-

Gross loss	12	-	-

Research and development - Payroll and Employee benefits	2,085	3,679	3,259
Marketing - Payroll and Employee benefits	513	847	821
General and administrative - Payroll and Employee benefits	941	1,276	1,478
Depreciation and amortization expenses	467	503	837
Share-based compensation expenses	377	1,859	3,356
Other operating expenses (*)	4,081	6,014	7,347
Total operating expenses	8,464	14,178	17,098

Total operating loss	8,476	14,178	17,098

Change in fair value of financial liabilities	-	(4)	(2,603)
Impairment from other investment	-	1,148	(99)
Loss from marketable securities	179	84	-
Interest income	(160)	(196)	(83)
Other financial expenses (income), net	26	337	220
Loss from continuing operations	8,521	15,547	14,533
Net loss from discontinued operations	-	1,317	7,326
Loss for the year	8,521	16,864	21,859